Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Interest and similar income:
Loans and advances to customers	£ 4,619	£ 4,745		£ 5,130
Loans and advances to banks	52	49		137
Reverse repurchase agreements – non trading	35	118		244
Other	56	119		306
Total interest and similar income	4,762	5,031	[1]	5,817	[1]
Interest expense and similar charges:
Deposits by customers	(430)	(1,011)		(1,540)
Deposits by banks	(25)	(28)		(102)
Repurchase agreements – non trading	(3)	(43)		(126)
Debt securities in issue	(252)	(440)		(678)
Subordinated liabilities	(92)	(111)		(137)
Other	(11)	(10)		(10)
Total interest expense and similar charges	(813)	(1,643)	[1]	(2,593)	[1]
Net interest income	3,949	3,388	[1]	£ 3,224	[1]
Interest income on financial assets at fair value through other comprehensive income	22	38
Interest expense on derivatives hedging debt issuances	317	451
Interest expense on lease liabilities	£ 3	£ 3

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.